Long Term Debt (Yield - Parent) (Notes)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt
The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2014	December 31, 2013	Interest rate % (a)
	(In millions, except rates)
Convertible Notes, due 2019 (b)	$326	—	3.50
Senior Notes, due 2024	500	—	5.375
Project-level debt:
Alta Wind I, lease financing arrangement, due 2034	261	—	7.015
Alta Wind II, lease financing arrangement, due 2034	205	—	5.696
Alta Wind III, lease financing arrangement, due 2034	212	—	6.067
Alta Wind IV, lease financing arrangement, due 2034	138	—	5.938
Alta Wind V, lease financing arrangement, due 2035	220	—	6.071
Alta Wind X, due 2021	300	—	L+2.00
Alta Wind XI, due 2021	191	—	L+2.00
Alta Realty Investments, due 2031	34	—	7.00
Alta Wind Asset Management, due 2031	20	—	L+2.375
NRG West Holdings LLC, due 2023	506	512	L+2.25 - L+2.875; L+2.25 - L+2.75
NRG Marsh Landing LLC, due 2017 and 2023	464	473	L+ 1.75 - L+1.875; L+2.75 - L+3.00
Walnut Creek Energy LLC, due 2023	391	—	L+1.625
Tapestry Wind LLC, due 2021	192	—	L+1.625
NRG Solar Alpine LLC, due 2014 and 2022	163	221	L+1.75 - L+2.50; L+2.25 - L+2.50
NRG Energy Center Minneapolis LLC, due 2017 and 2025	121	127	5.95 -7.31
Laredo Ridge LLC, due 2026	108	—	L+1.875
NRG Solar Borrego LLC, due 2024 and 2038	75	78	L+ 2.50/5.65
South Trent Wind LLC, due 2020	65	69	L+2.75;L+2.625
NRG Solar Avra Valley LLC, due 2031	63	63	L+1.75; L+2.25
TA High Desert LLC, due 2023 and 2033	55	80	L+2.50/5.15
WCEP Holdings LLC, due 2023	46	—	L+3.00
NRG Roadrunner LLC, due 2031	42	44	L+2.01
NRG Solar Kansas South LLC, due 2031	35	58	L+2.00;L+2.625
NRG Solar Blythe LLC, due 2028	22	24	L+2.75
PFMG and related subsidiaries financing agreement, due 2030	31	32	6.00
NRG Energy Center Princeton LLC, due 2017	1	2	5.95
Subtotal project-level debt:	3,961	1,783
Total debt	4,787	1,783
Less current maturities	214	214
Total long-term debt	$4,573	$1,569

(a) As of December 31, 2014, L+ equals 3 month LIBOR plus x%, except for RE Kansas South where L+ equals 6 month LIBOR plus x%.
(b) Net of discount of $19 million as of December 31, 2014.
The financing arrangements listed above contain certain covenants, including financial covenants that the Company is required to be in compliance with during the term of the arrangement. As of December 31, 2014, the Company was in compliance with all of the required covenants.
The discussion below lists changes to or additions of long term debt for the year ended December 31, 2014.
NRG Yield, Inc. Convertible Notes
During the first quarter of 2014, the Company closed on its offering of $345 million of Convertible Notes. The Convertible Notes bear interest of 3.50% and mature in February 2019.  Interest on the Convertible Notes is payable semi-annually in arrears on February 1 and August 1 of each year, commencing on August 1, 2014. The Convertible Notes are convertible, under certain circumstances, into the Company’s Class A common stock, cash or a combination thereof at an initial conversion price of $46.55 per Class A common share, which is equivalent to an initial conversion rate of approximately 21.4822 shares of Class A common stock per $1,000 principal amount of Convertible Notes. The Convertible Notes mature on February 1, 2019, unless earlier repurchased or converted in accordance with their terms. Prior to the close of business on the business day immediately preceding August 1, 2018, the Convertible Notes will be convertible only upon the occurrence of certain events and during certain periods, and thereafter, at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The Convertible Notes are guaranteed by NRG Yield Operating LLC and NRG Yield LLC.
The Convertible Notes are accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, issuers of convertible debt instruments that may be settled in cash upon conversion, including partial cash settlement, are required to separately account for the liability (debt) and equity (conversion option) components. The application of ACS 470-20 resulted in the recognition of $23 million as the value for the equity component with the offset to debt discount. The debt discount is amortized to interest expense using the effective interest method through February 2019.
As of December 31, 2014, the Convertible Notes were trading at approximately 114% of their face value, resulting in a total market value of $395 million compared to a carrying value of $326 million. The actual conversion value of the Convertible Notes is based on the product of the conversion rate and the market price of the Company's common stock, as defined in the Convertible Debt indenture. As of December 31, 2014, the Company's common stock closed at $47.14 per share, resulting in a pro forma conversion value for the Convertible Notes of approximately $349 million.
During the years ended December 31, 2014, the Company recorded the following expense in relation to the Convertible Notes at the effective rate of 5.00%:

(In millions)
Interest expense at 3.5% coupon rate	11
Debt discount amortization	4
Debt issuance costs amortization	1
$16

NRG Yield Operating LLC Senior Notes
On August 5, 2014, NRG Yield Operating LLC issued $500 million of senior unsecured notes, or the Senior Notes. The Senior Notes bear interest at 5.375% and mature in August 2024. Interest on the notes is payable semi-annually on February 15 and August 15 of each year, and commenced on February 15, 2015. The Senior Notes are senior unsecured obligations of NRG Yield Operating LLC and are guaranteed by NRG Yield LLC, and by certain of NRG Yield Operating LLC’s wholly owned current and future subsidiaries.
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility
In connection with the Company's initial public offering of Class A common stock in July 2013, as further described in Note 1, Nature of Business, NRG Yield LLC and NRG Yield Operating LLC entered into a senior secured revolving credit facility, or the Yield Credit Facility, which provided a revolving line of credit of $60 million. On April 25, 2014, NRG Yield LLC and NRG Yield Operating LLC amended the revolving credit facility to increase the available line of credit to $450 million and extend its maturity to April 2019. The Company's revolving credit facility can be used for cash or for the issuance of letters of credit. There was no cash drawn and $38 million of letters of credit issued in support of the obligations of the Alta Wind Portfolio under the revolving credit facility as of December 31, 2014.
On January 2, 2015, the Company borrowed $210 million under the Yield Credit Facility to fund the acquisition of Walnut Creek, Laredo Ridge and the Tapestry projects. On February 2, 2015 the Company made an optional repayment of $15 million of principal and interest.
Project - level Debt
NRG West Holdings Credit Agreement
On August 23, 2011, NRG West Holdings LLC, or West Holdings, entered into a credit agreement with a group of lenders in respect to the El Segundo project, or the West Holdings Credit Agreement. The West Holdings Credit Agreement is comprised of a $540 million two tranche construction loan facility with additional facilities for the issuance of letters of credit or working capital loans and is secured by the assets of West Holdings.
The two tranche construction loan facility consists of the $480 million Tranche A Construction Facility, or the Tranche A Facility, and the $60 million Tranche B Construction Facility, or the Tranche B Facility. The Tranche A and Tranche B Facilities, which mature in August 2023, convert to a term loan and have an interest rate of 3-month LIBOR, plus an applicable margin which (i) increases by 0.125% periodically from conversion through year eight for the Tranche A Facility, and (ii) increases by (a) 0.125% upon term conversion and on the third and sixth anniversary of the term conversion and (b) by 0.250% on the eighth anniversary of the term conversion for the Tranche B Facility. The Tranche A and Tranche B Facilities amortize based upon a predetermined schedule over the term of the loan with the balance payable at maturity. The construction loan converted to a term loan on January 28, 2014.
The West Holdings Credit Agreement also provides for the issuance of letters of credit and working capital loans to support the El Segundo project's collateral needs. This includes letter of credit facilities on behalf of West Holdings of up to $90 million in support of the PPA, up to $48 million in support of the collateral agent, and a working capital facility which permits loans or the issuance of letters of credit of up to $10 million.
As of December 31, 2014, under the West Holdings Credit Agreement, West Holdings had $447 million outstanding under the Tranche A Facility, $59 million under the Tranche B Facility, issued a $33 million letter of credit in support of the PPA, a $48 million letter in support of debt service and a $1 million letter of credit under the working capital facility.
Alpine Financing
On March 16, 2012, NRG Solar Alpine LLC, or Alpine, entered into a credit agreement with a group of lenders for a $166 million construction loan that was convertible to a term loan upon completion of the project and a $68 million cash grant loan. On January 15, 2013, the credit agreement was amended reducing the cash grant loan to $63 million. On March 26, 2013, Alpine met the conditions under the credit agreement to convert the construction loan to a term loan. Immediately prior to the conversion, the Company drew an additional $164 million under the construction loan and $62 million under the cash grant loan. The term loan amortizes on a predetermined schedule with final maturity in November 2022.
In January 2014, Alpine repaid the $62 million of outstanding cash grant loan, including accrued interest and breakage fees, with the proceeds that it had received from the U.S. Treasury Department. On June 24, 2014, Alpine amended the credit agreement to increase its term loan borrowings by an additional $13 million and to reduce the related interest rate to 3 month LIBOR plus 1.75% through June 30, 2019 and 3 month LIBOR plus 2.00% through November 2022. The proceeds were utilized to make a distribution of $11 million to NRG Yield Operating LLC with the remaining $2 million utilized to fund the costs of the amendment.
Borrego Financing
On March 28, 2013, NRG Solar Borrego I LLC, or Borrego, entered into a credit agreement with a group of lenders, or the Borrego Financing Agreement, for $45 million of 5.65% fixed rate notes and a $36 million term loan. The term loan has an interest rate of 3 month LIBOR plus an applicable margin of 2.50%, which escalates 0.25% on the fourth and eighth anniversary of the closing date. The fixed rate notes mature in February 2038 and the term loan matures in December 2024. Both amortize based upon predetermined schedules. The Borrego Financing Agreement also includes a letter of credit facility on behalf of Borrego of up to $5 million. Borrego pays an availability fee of 100% of the applicable margin on issued letters of credit. As of December 31, 2014, $45 million was outstanding under the fixed rate notes, $30 million was outstanding under the term loans, and $5 million of letters of credit in support of the project were issued.
Under the terms of the Borrego Financing Agreement on March 28, 2013, Borrego was required to enter into two fixed for floating interest rate swaps that would fix the interest rate for a minimum of 75% of the outstanding notional amount. Borrego will pay its counterparty the equivalent of a 1.125% fixed interest payment on a predetermined notional value, and quarterly, Borrego will receive the equivalent of a floating interest payment based on a 3 month LIBOR calculated on the same notional value through June 30, 2020. All interest rate swap payments by Borrego and its counterparties are made quarterly and the LIBOR rate is determined in advance of each interest period. The original notional amount of the swaps, which became effective April 3, 2013, was $15 million and will amortize in proportion to the term loan.
Marsh Landing Credit Agreement Term Conversion
In May 2013, Marsh Landing met the conditions under the credit agreement to convert the construction loan for the facility to a term loan which will amortize on a predetermined basis. Prior to term conversion, Marsh Landing drew the remaining funds available under the facility in order to pay costs due for construction. Marsh Landing issued a $24 million letter of credit under the facility in support of its debt service requirements. As of December 31, 2014, $108 million was outstanding under the Tranche A loan, $356 million was outstanding under the Tranche B loans, and $22 million of letters of credit in support of the project were issued.
On July 17, 2014, Marsh Landing amended its credit agreement to increase its borrowings by $34 million and to reduce the related interest rate for the Tranche A borrowings from 3 month LIBOR plus an applicable margin of 2.75% to 3 month LIBOR plus 1.75% through December 2017; and for the Tranche B to reduce the related interest rate from 3 month LIBOR plus 3.00% to 3 month LIBOR plus 1.875% through December 2017 and to 3 month LIBOR plus 2.125% through December 2020 and to 3 month LIBOR plus 2.375% thereafter. The proceeds from the borrowings were utilized to make a distribution of $29 million to NRG Yield Operating LLC and to fund the costs of the amendment.
TA High Desert Facility
The TA High Desert Facility is comprised of $53 million of fixed rate notes due 2033 at an interest rate of 5.15%, $7 million of floating rate notes due 2023, $22 million of bridge notes due the earlier of ten days after receipt of the cash grant or May 2014, and a revolving facility of $12 million. The floating rate notes have an interest rate of 3 month LIBOR plus 2.5% with LIBOR floor of 1.5%, while the bridge notes have an interest rate of 1 month LIBOR plus 2.50%. As described in Note 4, Property, Plant and Equipment, in April 2014, TA High Desert received payment of $20 million for its cash grant and utilized the proceeds, along with an additional $2 million of cash contributed by NRG to repay the cash grant bridge loan. The revolving facility can be used for cash or for the issuance of up to $9 million in letters of credit. As of December 31, 2014, $55 million of notes were outstanding and $8 million of letters of credit were outstanding under the revolving facility.  The notes amortize on predetermined schedules and are secured by all of the assets of TA High Desert.
Kansas South Facility
The Kansas South Facility includes a $38 million term loan due 2031 and a $21 million cash grant bridge loan due ten days after receipt of the cash grant. The term loan has an interest rate of 6 month LIBOR plus an applicable margin of 2.625% and increases by 0.25% every 4 years. The cash grant bridge loan had an interest rate of 1 month LIBOR plus an applicable margin of 2.00%. The term loan amortizes on a predetermined schedule and is secured by all of the assets of RE Kansas South. As described in Note 4, Property, Plant and Equipment, in April 2014, the Company received payment of $21 million for the cash grant related to RE Kansas South and utilized the proceeds to repay the cash grant bridge loan. On September 26, 2014, RE Kansas South amended its credit agreement to change the interest rate to 6 month LIBOR plus 2.00% through September 30, 2019 and to 6 month LIBOR plus 2.250% thereafter. As of December 31, 2014, $35 million was outstanding under the term loan and $4 million of letters of credit were issued under the Kansas South Facility.
Avra Valley Credit Agreement
On July 9, 2014, Avra Valley amended its credit agreement to increase its borrowings by $3 million and to reduce the related interest rate from 3 month LIBOR plus an applicable margin of 2.25% to 3 month LIBOR plus 1.75%. The proceeds were primarily utilized to make a distribution to NRG Yield Operating LLC.
Alta Wind Financing Arrangements
As described in Note 3, Business Acquisitions, the Company acquired the Alta Wind Portfolio on August 12, 2014. In connection with the acquisition, the Company assumed the following debt arrangements:
Term Loan and Note Facilities
In June 2013, Alta Wind X entered into a credit agreement with several lenders for $337 million, which provided loans for the construction of the plant, letters of credit commitments to support certain obligations and a debt reserve loan commitment. The agreement contains a $300 million construction loan which converted to a term loan on March 31, 2014 and matures in March 2021. The term loan has an interest rate of 3 month LIBOR plus an applicable margin. The applicable margin was initially set at 2.00% for LIBOR-based loan increasing to 2.25% on the fourth anniversary of term loan conversion. The Company pays a commitment fee on the unused portion of all instruments of 0.75% quarterly in arrears on the last business day of March, June, September and December. The credit agreement also provides for a $20 million letter of credit facility to support obligations of the project, which expires on the term loan maturity date and a $17 million debt service loan commitments in the event the project is unable to meet its debt service obligations. As of December 31, 2014, $5 million of letters of credit were issued and no borrowings were made under the debt service loan commitments. In addition, a $3 million letter of credit to support a liquidity reserve requirement was issued under the Yield Credit Facility.
In June 2013, Alta Wind XI entered into a credit agreement with several lenders for $212 million, which provided loans for the construction of the plant, letters of credit commitments to support certain obligations and a debt reserve loan commitment. The agreement contains a $191 million construction loan which converted to a term loan on March 31, 2014 and matures in March 2021. The term loan has an interest rate of 3 month LIBOR plus an applicable margin. The applicable margin was initially set at 2.00% for LIBOR-based loan increasing to 2.25% on the fourth anniversary of term loan conversion. The Company pays a commitment fee on the unused portion of all instruments of 0.75% quarterly in arrears on the last business day of March, June, September and December. The credit agreement also provides for a $10 million letter of credit facility to support obligations under the PPA, which expires on the term loan maturity date and an $11 million in debt service loan commitments in the event the project is unable to meet its debt service obligations. As of December 31, 2014, no letters of credit were issued and no borrowings were made under the debt service loan commitments. In addition, a $3 million letter of credit to support a liquidity reserve requirement was issued under the Yield Credit Facility.
On May 22, 2013, AWAM entered into a credit agreement with a lender and borrowed a $20 million term loan. The proceeds from the issuance of the term loan were utilized to pay transactions costs and fund certain restricted cash accounts. AWAM has a $20 million term loan as of December 31, 2014, which has an interest rate of 3 month LIBOR plus an applicable margin of 2.375% and increases every four years to a maximum applicable margin of 2.88%. Principal and interest are payable quarterly on February 15, May 15, August 15 with a final maturity on May 15, 2031. The loan is secured by substantially all of the assets of AWAM. The term loan also has a debt service requirement, which is satisfied with a $1 million letter of credit issued under the Yield Credit Facility.
On January 31, 2011, Alta Realty entered into a $30 million note purchase agreement with a group of institutional investors with interest and principal payable quarterly on January 31, April 30, July 31, and October 31. The note has an interest rate of 7% and matures on January 31, 2031. The note purchase agreement also has a debt service requirement, which is satisfied with a $2 million letter of credit issued under the Yield Credit Facility. As of December 31, 2014, $34 million was outstanding under the note purchase agreement.
Lease financing arrangements
Alta Wind Holdings (Alta Wind II - V) and Alta I (operating entities) have finance lease obligations issued under lease transactions whereby the respective operating entities sold and leased back undivided interests in specific assets of the project. The sale and related lease transactions are accounted for as financing arrangements as the operating entities have continued involvement with the property. The terms and conditions of each facility lease are substantially similar. Each operating entity makes rental payments as stipulated in the facility lease agreements on a semiannual basis every June 30 and December 30 through the final maturity dates. In addition, the operating entities have a credit agreement with a group of lenders that provides for the issuance of letters of credit to support certain operating and debt service obligations. Certain O&M and rent reserve requirements are satisfied by letters of credit issued under the NRG Yield Operating agreement. As of December 31, 2014, $1,036 million was outstanding under the finance lease obligations, and $114 million of letters of credit issued under the credit agreement and $29 million issued under the Yield Credit Facility.
Laredo Ridge Credit Agreement
Prior to the acquisition of Laredo Ridge by NRG, Laredo Ridge LLC entered into a credit agreement with a group of lenders for a $75 million construction loan that was converted to a term loan upon completion of the project, a $53 million cash grant loan, which was repaid prior to the acquisition, and a $3 million working capital loan facility, all of which are secured by the assets of Laredo Ridge LLC. The credit agreement also included a letter of credit facility on behalf of Laredo Ridge LLC of up to $9 million, with a fee equal to the applicable margin on issued letters of credit. On December 17, 2014, Laredo Ridge LLC amended the credit agreement to increase its term loan borrowings by an additional $41 million, to reduce the working capital facility by $1 million, to increase the letter of credit facility by $1 million and to reduce the related interest rate to LIBOR plus 1.875% through December 31, 2018, LIBOR plus 2.125% from January 1, 2019 through December 31, 2023 and LIBOR plus 2.375% from January 1, 2024 through the maturity date. The fee on the working capital facility was reduced to 0.5%. In addition, the maturity date was extended to March 31, 2028. The proceeds were utilized to make a distribution of $33 million to NRG, with the remaining $8 million utilized to fund the costs of the amendment. As of December 31, 2014, $108 million was outstanding under the term loan, nothing was outstanding under the working capital facility, and $10 million of letters of credit in support of the project were issued.
Tapestry Wind Credit Agreement
Prior to the acquisition of the Tapestry projects by NRG, Tapestry Wind LLC entered into a credit agreement with a group of lenders for a $214 million term loan and an $8 million working capital loan facility. The term loan matures in December 2021 and is secured by Tapestry Wind LLC's interest in the Buffalo Bear, Taloga, and Pinnacle projects. The term loan amortizes based upon a predetermined schedule. The working capital facility is available to fund the operating needs of Tapestry Wind LLC with a commitment fee of 0.75%. The credit agreement also includes a letter of credit facility on behalf of Tapestry Wind LLC of up to $20 million, with a fee equal to the applicable margin on issued letters of credit.
On November 12, 2014, Tapestry Wind LLC amended the credit agreement to reduce the related interest rate to LIBOR plus 1.625% through December 20, 2018 and LIBOR plus 1.750% from December 21, 2018 through the maturity date. As of December 31, 2014, $192 million was outstanding under the term loan, nothing was outstanding under the working capital facility and $20 million of letters of credit in support of the project were issued.
Walnut Creek Credit Agreement
Prior to the acquisition of Walnut Creek by NRG, Walnut Creek Energy LLC entered into a credit agreement, or the Walnut Creek Agreement, with a group of lenders for a $442 million construction loan that was converted to a term loan upon completion of the project, and a $5 million working capital loan facility, which are secured by the assets of Walnut Creek Energy LLC. The term loan amortizes based upon a predetermined schedule and matures in May 2023. The working capital facility is available to fund the operating needs of Walnut Creek Energy LLC, with a commitment fee of 0.625%. The Walnut Creek Agreement also includes a letter of credit facility of up to $117 million, with a fee equal to the applicable margin on issued letters of credit. As of December 31, 2014, $391 million was outstanding under the term loan, nothing was outstanding under the working capital facility, and $41 million of letters of credit were issued.

On October 21, 2014, the Walnut Creek Agreement was amended to increase its term loan borrowings by an additional $10 million, and to reduce the related interest rate to LIBOR plus 1.625% through September 30, 2018, LIBOR plus 1.750% from October 1, 2018 through September 30, 2022, and LIBOR plus 1.875% from October 1, 2022, through the maturity date. The fee on the working capital facility was reduced to 0.5%. The proceeds were utilized to make a distribution of $6 million to WCEP Holdings LLC with the remaining $4 million utilized to fund the costs of the amendment. In addition, Walnut Creek entered into an additional interest rate swap to maintain the minimum of 90% of the outstanding notional amount being swapped to a fixed interest rate. Walnut Creek Energy LLC pays its counterparty the equivalent of a 4.0025% fixed interest payment on a predetermined notional value, and quarterly, Walnut Creek Energy LLC receives the equivalent of a floating interest payment based on a three-month LIBOR calculated on the same notional value through July 31, 2020. All interest rate swap payments are made quarterly and the LIBOR is determined in advance of each interest period.
WCEP Holdings LLC
Prior to the acquisition of Walnut Creek by NRG, WCEP Holdings LLC, the holding company of Walnut Creek Energy LLC, entered into a credit agreement with a group of lenders for a $53 million construction loan that was converted to a term loan upon completion of the Walnut Creek project. The term loan has an interest rate of LIBOR plus an applicable margin of 4.00%, amortizes based upon a predetermined schedule, matures in May 2023 and is secured by WCEP Holdings LLC's interest in the Walnut Creek project. As of December 31, 2014, $46 million was outstanding under the term loan.
On October 21, 2014, WCEP Holdings LLC amended the credit agreement to reduce the related interest rate to LIBOR plus 3.00%. The proceeds of the distribution from Walnut Creek Energy LLC were utilized to make an optional repayment of $6 million on the term loan. In addition, WCEP Holdings LLC partially terminated its interest rate swap agreements so that at least 90% and no more than 100% of the aggregate principal amount of the loans then outstanding would be subject to interest rate agreements.
Interest Rate Swaps — Project Financings
Many of the Company's project subsidiaries entered into interest rate swaps, intended to hedge the risks associated with interest rates on non-recourse project level debt. These swaps amortize in proportion to their respective loans and are floating for fixed where the project subsidiary pays its counterparty the equivalent of a fixed interest payment on a predetermined notional value and will receive quarterly the equivalent of a floating interest payment based on the same notional value. All interest rate swap payments by the project subsidiary and its counterparty are made quarterly and the LIBOR is determined in advance of each interest period. In connection with the acquisition of the Alta Wind Portfolio, as described in Note 3, Business Acquisitions, the Company acquired thirty-one additional interest rate swaps.

The following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2014.

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2014 (In millions)	Effective Date	Maturity Date
NRG Marsh Landing LLC	75%	3.244%	3-Month LIBOR	$431	June 28, 2013	June 30, 2023
NRG West Holdings LLC	75%	2.417%	3-Month LIBOR	384	November 30, 2011	August 31, 2023
South Trent Wind LLC	75%	3.265%	3-Month LIBOR	48	June 15, 2010	June 14, 2020
South Trent Wind LLC	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
NRG Solar Roadrunner LLC	75%	4.313%	3-Month LIBOR	31	September 30, 2011	December 31, 2029
NRG Solar Blythe LLC	75%	3.563%	3-Month LIBOR	17	June 25, 2010	June 25, 2028
NRG Solar Avra Valley LLC	85%	2.333%	3-Month LIBOR	54	November 30, 2012	November 30, 2030
NRG Solar Alpine LLC	85%	2.744%	3-Month LIBOR	129	various	December 31, 2029
NRG Solar Alpine LLC	85%	2.421%	3-Month LIBOR	10	June 24, 2014	June 30, 2025
Kansas South LLC	75%	2.368%	3-Month LIBOR	26	June 28, 2013	December 31, 2030
NRG Solar Borrego LLC	75%	1.125%	3-Month LIBOR	11	April 3, 2013	June 30, 2020
Alta X	100%	various	3-Month LIBOR	174	December 31, 2013	December 31, 2015
Alta X	100%	various	3-Month LIBOR	126	December 31, 2013	December 31, 2025
Alta X	100%	various	3-Month LIBOR	162	December 31, 2015	December 31, 2020
Alta X	100%	various	3-Month LIBOR	103	December 31, 2020	December 31, 2025
Alta XI	100%	various	3-Month LIBOR	138	December 31, 2013	December 31, 2015
Alta XI	100%	various	3-Month LIBOR	54	December 31, 2013	December 31, 2025
Alta XI	100%	various	3-Month LIBOR	103	December 31, 2015	December 31, 2020
Alta XI	100%	various	3-Month LIBOR	65	December 31, 2020	December 31, 2025
AWAM	100%	2.47%	3-Month LIBOR	20	May 22, 2013	May 15, 2031
Laredo Ridge	90%	2.31%	3-Month LIBOR	86	March 31, 2011	March 31, 2026
Tapestry	90%	2.21%	3-Month LIBOR	172	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Walnut Creek Energy	90%	various	3-Month LIBOR	345	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	47	June 28, 2013	May 31, 2023
Total				$2,817

Annual Maturities
Annual payments based on the maturities of the Company's debt, for the years ending after December 31, 2014, are as follows:

(In millions)
2015	$214
2016	246
2017	259
2018	264
2019	625
Thereafter	3,198
Total	$4,806
Long-Term Debt
For a discussion of NRG Yield Inc.’s financing arrangements, see Note 9, Debt and Capital Leases, to the Company's consolidated financial statements.